UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Cash Reserves

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 1,018.30	$ 1.97
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.05	$ 1.97

* Expenses are equal to the Fund's annualized expense ratio of .39%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/08	% of fund's investments 11/30/07	% of fund's investments 5/31/07
0 - 30	55.4	46.5	67.7
31 - 90	30.4	40.6	19.0
91 - 180	8.9	9.2	5.0
181 - 397	5.3	3.7	8.3
Weighted Average Maturity
	5/31/08	11/30/07	5/31/07
Cash Reserves	52 Days	48 Days	51 Days
All Taxable Money Market Funds Average*	44 Days	40 Days	42 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
Commercial Paper 11.6%	Commercial Paper 18.5%
Bank CDs, BAs, TDs, and Notes 67.3%	Bank CDs, BAs, TDs, and Notes 54.1%
Government Securities 3.1%	Government Securities 0.0%
Repurchase Agreements 17.9%	Repurchase Agreements 26.6%
Other Investments 0.4%	Other Investments 1.6%
Net Other Assets** (0.3)%	Net Other Assets** (0.8)%

** Net Other Assets not included in pie chart

* Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2008

Showing Percentage of Net Assets

Certificates of Deposit - 31.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.2%
U.S. Bank NA, Minnesota
12/18/08	2.50%	$ 200,000	$ 200,000
London Branch, Eurodollar, Foreign Banks - 11.3%
Banco Bilbao Vizcaya Argentaria SA
6/19/08	2.52	131,000	131,000
Banco Santander SA
7/10/08 to 8/13/08	2.95 to 4.25	2,091,000	2,091,134
Bank of Scotland PLC
6/18/08 to 6/19/08	2.58 to 2.76	1,550,000	1,550,000
Calyon
6/10/08 to 6/16/08	4.90 to 5.42	785,000	785,000
Credit Agricole SA
11/3/08 to 1/28/09	2.85 to 3.10	1,643,000	1,643,000
Credit Industriel et Commercial
6/20/08 to 9/3/08	2.65 to 3.05	2,647,000	2,647,000
HSBC Bank PLC
6/20/08	2.55	400,000	400,000
ING Bank NV
6/3/08 to 6/17/08	2.80 to 3.07	1,575,000	1,575,000
Intesa Sanpaolo SpA
7/9/08	3.50	46,000	46,047
Landesbank Hessen-Thuringen
8/11/08 to 8/12/08	2.91 to 2.95	500,000	500,000
Lloyds TSB Bank PLC
6/19/08	2.45	400,000	400,000
National Australia Bank Ltd.
6/16/08	2.57	131,000	131,021
Royal Bank of Scotland PLC
7/9/08	3.50	116,000	116,096
Societe Generale
7/7/08	4.60	400,000	400,000
UniCredit SpA
6/16/08 to 8/19/08	2.86 to 3.00	1,472,000	1,472,000
			13,887,298
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 19.7%
Abbey National Treasury Services PLC
8/19/08	2.92% (c)	$ 139,000	$ 139,000
Banco Bilbao Vizcaya Argentaria SA
6/3/08 to 10/30/08	2.50 to 3.05	1,475,000	1,475,017
Banco Santander SA
8/25/08 to 10/22/08	2.61 to 3.06	1,522,000	1,522,000
Bank of Scotland PLC
6/4/08 to 8/6/08	2.58 to 4.92 (c)	3,772,000	3,772,000
Bank Tokyo-Mitsubishi UFJ Ltd.
6/9/08	2.63	250,000	250,000
Barclays Bank PLC
6/4/08 to 7/18/08	3.00	1,050,000	1,050,000
BNP Paribas SA
6/13/08 to 4/23/09	2.63 to 4.86	3,913,000	3,913,000
Canadian Imperial Bank of Commerce
6/23/08	2.41 (c)	500,000	500,000
Credit Suisse First Boston
7/28/08	3.00 (c)	700,000	700,000
Credit Suisse Group
6/5/08	5.40	675,000	675,000
Deutsche Bank AG
6/3/08 to 7/9/08	2.91 to 3.17 (c)	1,265,000	1,265,000
Intesa Sanpaolo SpA
6/17/08 to 10/1/08	2.67 to 2.78	2,105,000	2,105,000
Intesa Sanpaolo SpA New York Branch
6/13/08	3.05 (c)	633,000	633,000
Landesbank Hessen-Thuringen
7/30/08	3.10	450,000	450,000
Natixis SA
6/19/08 to 7/28/08	3.10 to 5.45	1,376,000	1,376,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	975,000	975,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
San Paolo IMI SpA
4/21/09	3.15%	$ 500,000	$ 500,000
Societe Generale
7/24/08	3.07	876,000	876,000
Svenska Handelsbanken AB
6/3/08	4.89	475,000	475,000
Toronto-Dominion Bank
9/30/08 to 11/5/08	2.65 to 2.83	1,050,000	1,050,000
UBS AG
6/9/08	4.92	250,000	250,000
UniCredit SpA
10/1/08	2.75	400,000	400,007
			24,351,024
TOTAL CERTIFICATES OF DEPOSIT			38,438,322
Commercial Paper - 11.6%

Altria Group, Inc.
7/7/08	2.71	156,000	155,579
American Water Capital Corp.
6/30/08	2.81	25,000	24,944
Banco Espirito Santo
7/17/08	2.98	187,000	186,293
Bank of Ireland
6/13/08	2.82	197,500	197,316
Citigroup Funding, Inc.
6/3/08 to 6/11/08	3.23 to 3.24	815,000	814,581
Covidien International Finance SA
7/7/08	2.83	18,470	18,418
Dakota Notes (Citibank Credit Card Issuance Trust)
6/19/08 to 8/8/08	3.12 to 3.34	1,192,000	1,188,418
DnB NOR Bank ASA
10/22/08	3.03	400,000	395,265
Dominion Resources, Inc.
6/12/08 to 7/1/08	2.77 to 2.93	222,726	222,371
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Dow Chemical Co.
7/10/08	3.07%	$ 37,000	$ 36,878
Duke Energy Corp.
6/13/08	2.72	35,000	34,968
Emerald Notes (BA Credit Card Trust)
6/5/08 to 7/7/08	3.12 to 3.32	1,078,875	1,077,758
General Electric Capital Corp.
8/22/08 to 11/26/08	2.58 to 4.54	1,579,000	1,562,517
Ingersoll-Rand Global Holding Co.
6/27/08	2.86 to 2.88	337,000	336,304
Intesa Funding LLC
6/17/08 to 12/3/08	2.78 to 3.00	125,000	123,467
ITT Corp.
6/5/08 to 7/10/08	2.80 to 3.05	236,191	235,675
JPMorgan Chase & Co.
8/4/08	2.92	775,000	771,039
Kitty Hawk Funding Corp.
7/25/08	2.59	80,000	79,690
Marathon Oil Corp.
6/6/08	2.75	100,000	99,962
Morgan Stanley
6/13/08	5.29	245,000	244,584
National Grid USA
7/1/08	3.07	37,000	36,906
Nationwide Building Society
7/8/08 to 7/22/08	2.71 to 2.86	438,000	436,539
Nissan Motor Acceptance Corp.
6/16/08 to 6/24/08	2.81 to 2.83	229,493	229,154
Pacific Gas & Electric Co.
6/6/08	2.83	50,000	49,980
Palisades Notes (Citibank Omni Master Trust)
6/17/08 to 7/14/08	2.81 to 2.91	695,000	693,503
Rockies Express Pipeline LLC
6/2/08 to 7/11/08	3.04 to 3.21	270,349	269,743
Santander Finance, Inc.
6/18/08 to 10/2/08	2.70 to 4.92	500,000	497,843
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Sheffield Receivables Corp.
6/9/08 to 7/8/08	2.51 to 2.61%	$ 447,000	$ 446,486
Societe Generale North America, Inc.
7/24/08 to 9/2/08	2.80 to 3.07	1,543,000	1,535,373
Textron Financial Corp.
6/16/08 to 7/3/08	2.81 to 2.83	182,000	181,610
Thames Asset Global Securities No. 1, Inc.
6/12/08 to 6/25/08	2.77 to 2.87	126,438	126,288
Toyota Motor Credit Corp.
11/5/08 to 11/6/08	2.53	515,000	509,361
Transocean, Inc.
6/5/08 to 7/14/08	2.64 to 3.02	285,000	284,348
UniCredito Italiano Bank (Ireland) PLC
7/10/08 to 7/29/08	2.90 to 3.12	1,000,000	996,102
Virginia Electric & Power Co.
6/18/08 to 7/1/08	2.82 to 2.93	71,000	70,844
Wisconsin Energy Corp.
6/13/08 to 7/7/08	2.86 to 2.91	144,191	143,909
XTO Energy, Inc.
6/2/08	2.85	3,300	3,300
TOTAL COMMERCIAL PAPER			14,317,316
Federal Agencies - 2.3%

Fannie Mae - 0.3%
6/2/08 to 5/1/09	2.32 to 2.60 (c)	410,000	406,237
Federal Home Loan Bank - 0.2%
3/24/09	2.27	200,000	199,987
Freddie Mac - 1.8%
6/19/08 to 5/26/09	2.28 to 2.60 (c)	2,177,012	2,171,685
TOTAL FEDERAL AGENCIES			2,777,909
U.S. Treasury Obligations - 0.8%

U.S. Treasury Bills - 0.8%
10/16/08 to 11/28/08	1.39 to 2.02	981,933	973,093
Bank Notes - 0.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
M&I Marshall & Ilsley Bank
6/16/08	2.52% (c)	$ 58,000	$ 58,000
U.S. Bank NA, Minnesota
9/18/08 to 4/20/09	2.58 to 2.86	700,000	700,000
TOTAL BANK NOTES			758,000
Master Notes - 2.6%

Asset Funding Co. III LLC
6/5/08 to 7/14/08	2.76 to 2.91 (c)(e)	1,685,000	1,685,000
Goldman Sachs Group, Inc.
6/16/08 to 7/15/08	3.19 to 3.23 (e)	1,163,000	1,163,000
Lehman Brothers Holdings, Inc.
6/2/08 to 6/11/08	2.53 to 2.70 (c)(e)	336,000	336,000
TOTAL MASTER NOTES			3,184,000
Medium-Term Notes - 32.5%

AIG Matched Funding Corp.
6/2/08 to 6/20/08	2.79 to 2.88 (b)(c)	1,095,000	1,095,000
Allstate Life Global Funding Trusts
6/20/08	3.33 (c)	228,000	228,000
American Honda Finance Corp.
6/18/08 to 8/5/08	2.89 to 2.91 (b)(c)	434,000	434,000
ASIF Global Financing XXX
6/23/08	2.43 (b)(c)	275,000	275,000
AT&T, Inc.
12/5/08	3.14 (b)(c)	1,140,000	1,140,000
Australia & New Zealand Banking Group Ltd.
6/2/08 to 6/23/08	2.42 to 3.35 (b)(c)	950,000	950,000
Banco Santander Totta SA
6/16/08	2.52 (b)(c)	600,000	600,000
Banesto SA
7/18/08	2.73 (b)(c)	510,000	510,000
Bank of America NA
7/3/08 to 8/11/08	2.72 to 3.21 (c)	2,278,200	2,278,189
Bank of Montreal
6/30/08	3.33 (b)(c)	481,000	481,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banque Federative du Credit Mutuel
6/13/08	2.56% (b)(c)	$ 538,000	$ 538,000
Bayerische Landesbank Girozentrale
7/15/08 to 8/19/08	2.75 to 2.76 (c)	945,000	945,000
BMW U.S. Capital LLC
6/16/08	2.55 (c)	30,000	30,000
BNP Paribas SA
8/7/08 to 8/13/08	2.76 to 2.90 (c)	1,204,000	1,203,964
BNP Paribas US Medium-Term Note Program LLC
6/16/08	2.79 (c)	191,000	190,988
BP Capital Markets PLC
6/11/08	3.04 (c)	450,000	450,000
Caja de Ahorros y Pensiones de Barcelona
7/23/08	2.92 (b)(c)	500,000	500,000
Caja Madrid SA
7/21/08	2.97 (b)(c)	252,000	252,000
Calyon
6/30/08	2.34 (c)	719,000	718,980
Calyon New York Branch Institutional Certificates Prog. Bill of Exchange
6/13/08	2.51 (c)	55,000	54,979
Citigroup Funding, Inc.
8/14/08	2.68 (c)	955,000	955,000
Commonwealth Bank of Australia
6/24/08 to 7/3/08	2.41 to 2.88 (b)(c)	1,111,000	1,111,000
Compagnie Financiere du Credit Mutuel
6/9/08	3.20 (b)(c)	291,000	291,000
Credit Agricole SA
6/23/08 to 7/23/08	2.57 to 2.91 (b)(c)	2,056,000	2,056,000
Danske Bank A/S
6/20/08	2.47 (b)(c)	250,000	249,994
DnB NOR Bank ASA
6/25/08	2.40 (b)(c)	756,000	756,000
Dorada Finance, Inc.
7/9/08	2.65 (b)(c)	132,000	131,995
General Electric Capital Corp.
6/9/08 to 6/24/08	2.41 to 2.94 (c)	1,438,000	1,437,996
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Genworth Life Insurance Co.
6/2/08 to 6/17/08	2.90 to 3.05% (c)(e)	$ 155,000	$ 155,000
HBOS Treasury Services PLC
6/24/08	2.67 (b)(c)	530,000	530,000
HSBC Finance Corp.
6/6/08 to 6/24/08	2.45 to 2.74 (c)	597,000	597,000
HSBC USA, Inc.
6/16/08	2.52 (c)	175,000	175,000
HSH Nordbank AG
6/23/08	2.46 (b)(c)	733,000	733,000
ING USA Annuity & Life Insurance Co.
7/24/08	3.18 (c)(e)	123,000	123,000
Intesa Bank Ireland PLC
6/25/08	2.40 (b)(c)	1,000,000	1,000,000
Links Finance LLC
7/14/08 to 7/21/08	2.68 to 2.79 (b)(c)	385,000	384,995
Mazarin Funding Ltd./Corp. Mtn Be
6/16/08	5.13 (b)	250,000	250,000
Merrill Lynch & Co., Inc.
6/4/08 to 6/24/08	2.53 to 2.80 (c)	971,000	971,022
MetLife Insurance Co. of Connecticut
6/30/08 to 8/18/08	2.80 to 2.97 (c)(e)	115,000	115,000
Metropolitan Life Global Funding I
6/6/08	2.77 (b)(c)	160,292	160,292
Monumental Global Funding 2007
8/29/08	2.79 (b)(c)	243,000	243,000
Morgan Stanley
6/2/08 to 6/27/08	2.21 to 2.80 (c)	669,000	669,002
National Australia Bank Ltd.
6/6/08	3.22 (b)(c)	587,000	587,000
National Rural Utils. Coop. Finance Corp.
6/4/08	2.73 (c)	35,000	35,000
Nationwide Building Society
6/30/08	2.75 (c)	75,000	75,009
New York Life Insurance Co.
6/30/08 to 8/30/08	2.85 to 2.86 (c)(e)	750,000	750,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Pacific Life Global Funding
6/4/08 to 6/13/08	2.62 to 2.79% (b)(c)	$ 90,000	$ 90,000
PNC Bank NA, Pittsburgh
8/4/08	3.02 (c)	234,000	234,000
RACERS
6/23/08	2.58 (b)(c)	480,000	480,000
Royal Bank of Canada
6/10/08 to 6/30/08	2.33 to 2.65 (c)	233,300	233,280
6/16/08	2.91 (b)(c)	750,000	750,000
Royal Bank of Scotland PLC
6/23/08	2.48 (b)(c)	500,000	500,000
Security Life of Denver Insurance Co.
8/28/08	2.91 (c)(e)	85,000	85,000
Sigma Finance, Inc.
7/1/08	2.64 (b)(c)	712,000	711,994
8/1/08	5.40 (b)	400,000	400,000
Skandinaviska Enskilda Banken AB
6/9/08 to 6/23/08	2.59 to 2.98 (b)(c)	1,008,000	1,007,971
Southern Co.
6/20/08	2.56 (c)	72,000	72,000
Svenska Handelsbanken AB
7/7/08	2.94 (b)(c)	600,000	600,000
Toyota Motor Credit Corp.
6/19/08	2.41 (c)	192,000	192,000
Transamerica Occidental Life Insurance Co.
7/1/08 to 8/1/08	2.95 to 3.15 (c)(e)	472,000	472,000
UniCredito Italiano Bank (Ireland) PLC
6/16/08 to 7/11/08	2.53 to 2.71 (b)(c)	1,308,500	1,308,373
Verizon Communications, Inc.
6/16/08	2.88 (c)	575,000	575,000
Wachovia Bank NA
7/25/08	2.99 (c)	703,000	703,000
Wells Fargo & Co.
6/16/08	2.59 (b)(c)	500,000	500,000
5/1/09	3.55 (c)	750,000	750,348
WestLB AG
6/10/08 to 6/30/08	2.66 to 2.75 (b)(c)	506,000	506,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
6/11/08	3.00% (c)	$ 100,000	$ 100,000
6/4/08 to 8/6/08	2.93 to 3.28 (b)(c)	2,335,000	2,334,517
TOTAL MEDIUM-TERM NOTES			40,022,888
Short-Term Notes - 0.3%

Hartford Life Insurance Co.
6/3/08	3.23 (c)(e)	40,000	40,000
Jackson National Life Insurance Co.
7/2/08	2.77 (c)(e)	130,000	130,000
Metropolitan Life Insurance Co.
7/2/08 to 8/1/08	2.98 to 3.16 (c)(e)	240,000	240,000
TOTAL SHORT-TERM NOTES			410,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
6/25/08	2.37 to 2.64 (b)(c)	489,000	489,000
Municipal Securities - 0.1%

Denver City & County School District # 1 Series 2008 A
2.58%, 6/6/08, VRDN (c)		110,900	110,900
Denver City & County School District # 1 Series 2008 B1
2.58%, 6/6/08, VRDN (c)		73,900	73,900
TOTAL MUNICIPAL SECURITIES			184,800
Repurchase Agreements - 17.9%
	Maturity Amount (000s)
In a joint trading account at 2.35% dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 424		424
With:
Banc of America Securities LLC at:
2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $812,874,393, 5.25% - 10.75%, 9/23/08 - 6/15/58)	774,166		774,000
2.63%, dated 5/30/08 due 6/2/08 (Collateralized by Equity Securities Obligations valued at $1,097,490,042)	1,045,229		1,045,000
Repurchase Agreements - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
Barclays Capital, Inc. at 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Equity Securities valued at $207,944,625)	$ 198,042		$ 198,000
BNP Paribas Securities Corp. at 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations valued at $102,021,888, 5.5%, 4/1/38)	100,021		100,000
Deutsche Bank Securities, Inc. at 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at:
$2,806,489,589, 0% - 14.2%, 6/6/08 - 8/3/52)	2,683,576		2,683,000
$997,714,047, 0% - 12.5%, 6/15/08 - 6/15/33)	950,204		950,000
Dresdner Kleinwort Securities LLC at 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $2,550,000,035, 0% - 9.25%, 8/1/08 - 3/29/67)	2,500,536		2,500,000
Goldman Sachs & Co. at:
2.88%, dated 4/2/08 due:
7/2/08 (Collateralized by Corporate Obligations valued at $205,750,042, 0% - 8%, 9/1/08 - 12/15/38)	196,420		195,000
7/7/08 (Collateralized by Equity Securities valued at $738,586,983)	705,376		700,000
3%, dated 5/5/08 due 8/12/08 (Collateralized by Corporate Obligations valued at $515,015,969, 2.61% - 14%, 2/10/10 - 12/20/49)	494,043		490,000
3.12%, dated 4/23/08 due 7/28/08 (Collateralized by Equity Securities valued at $539,463,692)	516,260		512,000
Lehman Brothers, Inc. at:
2.6%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $518,704,396, 0% - 11.88%, 10/15/08 - 3/15/36)	494,107		494,000
2.79%, dated 5/8/08 due 6/10/08 (Collateralized by Corporate Obligations valued at $244,371,750, 2.35% - 9.08%, 12/1/13 - 6/25/47)	239,611		239,000
3.11%, dated 4/29/08 due 6/4/08 (Collateralized by Corporate Obligations valued at $493,636,921, 0% - 10.26%, 10/27/10 - 6/25/47)	482,496		481,000
Merrill Lynch, Pierce, Fenner & Smith at 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at:
$547,053,843, 0% - 5%, 12/15/08 - 5/15/38)	521,112		521,000
$735,000,411, 0% - 13.5%, 6/9/08 - 11/15/96)	700,150		700,000
Repurchase Agreements - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
Morgan Stanley & Co. at:
2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at:
$366,033,779, 0% - 11.63%, 6/2/08 - 6/12/47)	$ 350,075		$ 350,000
$389,094,686, 2.64% - 14.32%, 9/15/25 - 11/20/52)	367,079		367,000
2.61%, dated 5/30/08 due 6/2/08 (Collateralized by Equity Securities valued at $2,310,501,481)	2,200,478		2,200,000
RBC Capital Markets Co. at 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Mortgage Loan Obligations valued at $488,354,770, 2.6% - 8%, 6/15/22 - 9/20/46)	465,100		465,000
UBS Warburg LLC at:
2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Municipal Bond Obligations valued at $1,803,361,087, 2.07% - 6.65%, 2/15/25 - 4/1/47)	1,768,379		1,768,000
2.59%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $1,127,534,277, 0% - 11.5%, 6/1/08 - 5/15/38)	1,095,236		1,095,000
2.9%, dated 3/31/08 due 6/30/08 (Collateralized by U.S. Government Obligations valued at $517,491,233, 0%, 1/1/29 - 6/15/37)	503,665		500,000
3.1%, dated 4/30/08 due 6/30/08 (Collateralized by U.S. Government Obligations valued at $763,632,280, 0% - 7.55%, 3/15/10 - 8/15/42)	746,903		743,000
Wachovia Securities, Inc. at:
2.64%, dated 5/27/08 due 6/27/08 (Collateralized by Commercial Paper Obligations valued at $376,545,765, 6/2/08 - 6/1/14)	369,840		369,000
2.7%, dated 5/19/08 due 6/19/08 (Collateralized by Mortgage Loan Obligations valued at $388,833,869, 2.87% - 5.74%, 8/22/16 - 12/15/43)	370,861		370,000
2.76%, dated 8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $524,825,112, 2.59% - 7.96%, 1/10/09 - 2/15/51) (c)(d)	513,953		500,000
3.06%, dated 3/10/08 due 6/10/08 (Collateralized by Mortgage Loan Obligations valued at $765,184,237, 0.06% - 10.03%, 6/12/08 - 2/15/51)	732,685		727,000
TOTAL REPURCHASE AGREEMENTS		22,036,424
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $123,591,752)		123,591,752
NET OTHER ASSETS - (0.3)%			(368,882)
NET ASSETS - 100%		$ 123,222,870
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized Yield (a) at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,937,131,000 or 20.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,294,000,000 or 4.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 2.76%, 6/5/08	11/7/06	$ 490,000
2.77%, 6/5/08	8/29/06	$ 476,000
2.91%, 7/14/08	10/10/07	$ 719,000
Genworth Life Insurance Co.: 2.9%, 6/2/08	7/31/07	$ 50,000
3.05%, 6/17/08	3/14/08	$ 105,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 698,000
3.23%, 6/16/08	2/14/08	$ 465,000
Hartford Life Insurance Co. 3.23%, 6/3/08	12/16/03	$ 40,000
ING USA Annuity & Life Insurance Co. 3.18%, 7/24/08	6/23/05	$ 123,000
Jackson National Life Insurance Co. 2.77%, 7/2/08	3/31/03	$ 130,000
Lehman Brothers Holdings, Inc.: 2.53%, 6/2/08	12/11/06	$ 96,000
2.7%, 6/11/08	1/10/07	$ 240,000
MetLife Insurance Co. of Connecticut: 2.8%, 8/18/08	8/17/07	$ 35,000
2.95%, 6/30/08	3/25/08	$ 5,000
2.97%, 8/15/08	5/14/08	$ 75,000
Metropolitan Life Insurance Co.: 2.98%, 7/2/08	3/26/02	$ 175,000
3.16%, 8/1/08	2/24/03	$ 65,000
New York Life Insurance Co.: 2.85%, 9/15/08	5/12/08	$ 325,000
2.86%, 6/30/08	3/28/08	$ 425,000
Security Life of Denver Insurance Co. 2.91%, 8/28/08	8/26/05	$ 85,000
Transamerica Occidental Life Insurance Co.: 2.95%, 7/1/08	3/27/08	$ 157,000
3.15%, 8/1/08	4/29/08	$ 315,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$424,000 due 6/02/08 at 2.35%
BNP Paribas Securities Corp.	$ 13
Bank of America, NA	81
Barclays Capital, Inc.	135
Credit Suisse Securities (USA) LLC	13
ING Financial Markets LLC	32
Merrill Lynch Government Securities, Inc.	60
RBC Capital Markets Corp.	9
UBS Securities LLC	81
$ 424
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 123,591,752	$ -	$ 123,591,752	$ -
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $1,864,000 of which $622,000 and $1,242,000 will expire on November 30, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $22,036,424) - See accompanying schedule: Unaffiliated issuers (cost $123,591,752)		$ 123,591,752
Cash		4,459
Receivable for fund shares sold		1,135,834
Interest receivable		491,647
Prepaid expenses		178
Other receivables		1,081
Total assets		125,224,951

Liabilities
Payable for investments purchased	$ 827,716
Payable for fund shares redeemed	1,131,239
Distributions payable	2,785
Accrued management fee	19,213
Other affiliated payables	19,061
Other payables and accrued expenses	2,067
Total liabilities		2,002,081

Net Assets		$ 123,222,870
Net Assets consist of:
Paid in capital		$ 123,212,532
Undistributed net investment income		32
Accumulated undistributed net realized gain (loss) on investments		10,306
Net Assets, for 123,210,032 shares outstanding		$ 123,222,870
Net Asset Value, offering price and redemption price per share ($123,222,870 ÷ 123,210,032 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008

Investment Income
Interest		$ 2,395,136

Expenses
Management fee	$ 123,062
Transfer agent fees	109,063
Accounting fees and expenses	1,620
Custodian fees and expenses	548
Independent trustees' compensation	255
Appreciation in deferred trustee compensation account	1
Registration fees	1,570
Audit	149
Legal	294
Miscellaneous	255
Total expenses before reductions	236,817
Expense reductions	(247)	236,570
Net investment income		2,158,566
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,170
Net increase in net assets resulting from operations		$ 2,170,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,158,566	$ 4,854,645
Net realized gain (loss)	12,170	985
Net increase in net assets resulting from operations	2,170,736	4,855,630
Distributions to shareholders from net investment income	(2,158,572)	(4,854,662)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	154,678,015	271,552,173
Reinvestment of distributions	2,136,617	4,800,119
Cost of shares redeemed	(143,967,398)	(253,403,097)
Net increase (decrease) in net assets and shares resulting from share transactions	12,847,234	22,949,195
Total increase (decrease) in net assets	12,859,398	22,950,163

Net Assets
Beginning of period	110,363,472	87,413,309
End of period (including undistributed net investment income of $32 and undistributed net investment income of $38, respectively)	$ 123,222,870	$ 110,363,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.018	.050	.046	.027	.010	.009
Distributions from net investment income	(.018)	(.050)	(.046)	(.027)	(.010)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.83%	5.08%	4.66%	2.75%	.98%	.93%
Ratios to Average Net Assets D
Expenses before reductions	.39% A	.43%	.45%	.43%	.42%	.40%
Expenses net of fee waivers, if any	.39% A	.43%	.45%	.43%	.42%	.40%
Expenses net of all reductions	.39% A	.43%	.45%	.43%	.42%	.40%
Net investment income	3.60% A	4.97%	4.60%	2.74%	.98%	.93%
Supplemental Data
Net assets, end of period (in millions)	$ 123,223	$ 110,363	$ 87,413	$ 64,104	$ 56,298	$ 54,780

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008 in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 123,591,752

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $53,906 or an annualized rate of .09% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .21% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. FSC, an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $113 and $134, respectively.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 14, 2008

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAS-USAN-0708
1.786809.105

Fidelity®
U.S. Government Reserves

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 1,016.70	$ 1.71
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.30	$ 1.72

* Expenses are equal to the Fund's annualized expense ratio of .34%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/08	% of fund's investments 11/30/07	% of fund's investments 5/31/07
0 - 30	66.0	55.7	76.6
31 - 90	18.7	29.6	6.5
91 - 180	5.3	7.7	5.4
181 - 397	10.0	7.0	11.5
Weighted Average Maturity
	5/31/08	11/30/07	5/31/07
Fidelity U.S. Government Reserves	56 Days	54 Days	41 Days
Government Retail Money Market Funds Average*	49 Days	39 Days	33 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
Federal Agency Issues 54.8%	Federal Agency Issues 39.0%
U.S. Treasury Obligations 0.6%	U.S. Treasury Obligations 0.5%
Repurchase Agreements 45.9%	Repurchase Agreements 60.0%
Net Other Assets** (1.3)%	Net Other Assets 0.5%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 54.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 13.9%
6/2/08 to 12/4/08	2.10 to 5.04% (b)	$ 510,490	$ 509,087
Federal Home Loan Bank - 31.7%
6/4/08 to 5/19/09	2.15 to 2.93 (b)	1,167,520	1,166,669
Freddie Mac - 9.2%
6/9/08 to 6/5/09	2.13 to 5.04 (b)	339,000	337,820
TOTAL FEDERAL AGENCIES			2,013,576
U.S. Treasury Obligations - 0.6%

U.S. Treasury Bills - 0.6%
7/17/08 to 11/28/08	1.10 to 1.94	21,595	21,419
Repurchase Agreements - 45.9%
	Maturity Amount (000s)
In a joint trading account at 2.35% dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 1,503,993	1,503,698
With:
Deutsche Bank Securities, Inc. At 5.4%, dated 6/14/07 due 6/12/08 (Collateralized by U.S. Government Obligations valued at $40,818,156, 6%, 5/1/38)	40,075	38,000
UBS Warburg LLC At:
2.75%, dated:
2/22/08 due 6/23/08 (Collateralized by U.S. Government Obligations valued at $39,054,243, 5% - 6%, 9/1/37 - 5/1/38)	38,354	38,000
2/26/08 due 6/25/08 (Collateralized by U.S. Government Obligations valued at $38,012,425, 5% - 8%, 10/1/30 - 5/1/38)	37,339	37,000
4.83%, dated 9/10/07 due 9/4/08 (Collateralized by U.S. Government Obligations valued at $55,453,763, 4.75% - 9%, 6/25/13 - 4/25/38)	54,512	52,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by U.S. Government Obligations valued at $20,617,114, 4.75% - 6.5%, 12/20/31 - 7/20/35)	20,028	19,000
TOTAL REPURCHASE AGREEMENTS		1,687,698
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,722,693)		3,722,693
NET OTHER ASSETS - (1.3)%		(46,269)
NET ASSETS - 100%		$ 3,676,424
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,503,698,000 due 6/02/08 at 2.35%
BNP Paribas Securities Corp.	$ 47,629
Bank of America, NA	285,776
Barclays Capital, Inc.	476,294
Credit Suisse Securities (USA) LLC	47,629
ING Financial Markets LLC	112,921
Merrill Lynch Government Securities, Inc.	214,332
RBC Capital Markets Corp.	33,341
UBS Securities LLC	285,776
$ 1,503,698
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,722,693	$ -	$ 3,722,693	$ -
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $74,000 of which $36,000, $19,000 and $19,000 will expire on November 30, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,687,698) - See accompanying schedule: Unaffiliated issuers (cost $3,722,693)		$ 3,722,693
Receivable for fund shares sold		5,369
Interest receivable		10,414
Prepaid expenses		6
Total assets		3,738,482

Liabilities
Payable for investments purchased	$ 52,745
Payable for fund shares redeemed	8,307
Distributions payable	47
Accrued management fee	533
Other affiliated payables	402
Other payables and accrued expenses	24
Total liabilities		62,058

Net Assets		$ 3,676,424
Net Assets consist of:
Paid in capital		$ 3,676,078
Undistributed net investment income		114
Accumulated undistributed net realized gain (loss) on investments		232
Net Assets, for 3,676,155 shares outstanding		$ 3,676,424
Net Asset Value, offering price and redemption price per share ($3,676,424 ÷ 3,676,155 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)

Investment Income
Interest		$ 65,042

Expenses
Management fee	$ 3,565
Transfer agent fees	2,167
Accounting fees and expenses	160
Custodian fees and expenses	10
Independent trustees' compensation	8
Registration fees	69
Audit	20
Legal	9
Miscellaneous	7
Total expenses before reductions	6,015
Expense reductions	(47)	5,968
Net investment income		59,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		306
Net increase in net assets resulting from operations		$ 59,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 59,074	$ 161,164
Net realized gain (loss)	306	162
Net increase in net assets resulting from operations	59,380	161,326
Distributions to shareholders from net investment income	(59,076)	(161,163)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,019,924	3,483,031
Reinvestment of distributions	58,664	159,877
Cost of shares redeemed	(1,874,797)	(3,403,739)
Net increase (decrease) in net assets and shares resulting from share transactions	203,791	239,169
Total increase (decrease) in net assets	204,095	239,332

Net Assets
Beginning of period	3,472,329	3,232,997
End of period (including undistributed net investment income of $114 and undistributed net investment income of $116, respectively)	$ 3,676,424	$ 3,472,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.049	.046	.027	.010	.009
Distributions from net investment income	(.017)	(.049)	(.046)	(.027)	(.010)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.67%	5.02%	4.67%	2.76%	1.00%	.94%
Ratios to Average Net Assets D
Expenses before reductions	.34% A	.37%	.38%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.34% A	.37%	.38%	.35%	.35%	.35%
Expenses net of all reductions	.33% A	.36%	.37%	.35%	.35%	.35%
Net investment income	3.29% A	4.90%	4.61%	2.74%	1.01%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 3,676	$ 3,472	$ 3,233	$ 2,530	$ 2,277	$ 2,262

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Government Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 3,722,693

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,522 or an annualized rate of .08% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .20% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $3 and $44, respectively.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FUS-USAN-0708
1.786820.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 25, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 25, 2008